1. Operations	12 Months Ended
Dec. 31, 2020
Operations
Operations
1.	Operations

1.a The Corporate structure

TIM S.A. (“TIM” “The Company” and/or “TIM Group”) is a publicly-held corporation with Registered office in the city of Rio de Janeiro, RJ, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group and held 66.58% of the capital of TIM S.A on December 31, 2020.

On December 31, 2019 and 2018, TIM S.A. was fully controlled by TIM Participações S.A. with 100% of the capital of the Company (which TIM Brasil also held 66.58% of the capital of TIM Participações), which subsequently, on August 31, 2020, was incorporated by its subsidiary.

The Company provides Landline Switched Telephone Service (“STFC”) in Local, National Long-Distance and International Long-Distance modes, as well as Personal Mobile Service (“SMP”) and Multimedia Communication Service (“SCM"), in all Brazilian states and in the Federal District.

The Company's shares are traded on B3 (formerly BM&F/Bovespa). Additionally, TIM S.A. has American Depositary Receipts (ADRs), Level II, traded on the New York Stock Exchange (NYSE) – USA. As a result, the company is subject to the rules of the Brazilian Securities and Exchange Commission (“CVM”) and the Brazilian Securities and Exchange Commission (“SEC”). In order to comply with good market practices, the company adopts as a principle the simultaneous disclosure of its financial information in both markets, in reais, in Portuguese and English.

In December 2020, TIM’s Board of Directors, after analyzing the studies prepared and the non-binding proposals received, approved the incorporation of FiberCo Soluções de Infraestrutura Ltda., a wholly-owned subsidiary that will be used in future segregation of assets and provision of infrastructure services for residential optical fiber of TIM S.A. (note 40).

Corporate Reorganization

On July 29, 2020, the Board of Directors of the Company approved the submission to the Extraordinary General Meeting of the proposed Corporate restructure of TIM Participações by TIM S.A.

The Extraordinary General Meeting was held on August 31, 2020, and approved, by a majority of votes, the takeover of TIM Participações by TIM S.A., where TIM S.A. became the successor issuer to TIM Participações, in accordance with the protocol and justification of merger concluded between the administrations of the Companies on July 29, 2020.

As a result of the merger, all operations of TIM Participações were transferred to TIM S.A. which was a whole owned subsidiary of Tim Participações, which succeeded it in all its assets, rights and obligations, universally and for all purposes of law. This transaction had no economic or tax impact and the incorporated goodwill from the extinguished company was not and will not be used for the purposes of any tax offsets.

This corporate reorganization aimed to provide greater efficiency and simplification of the organizational structure of the TIM Group, making the structure of internal controls more efficient. In addition, the corporate reorganization provides a better tax efficiency in future distributions of Interest on shareholders’ equity, and also, greater integration of administrative and financial unities allowing a cut-off in operational costs and expenses, as well as improvement of synergies, which shall result in a more efficient operation. As a result from this transaction, there was no impact on the controlling and non-controlling shareholders.

After the Merger, TIM S.A. became a company listed in the special segment of listing Novo Mercado of B3 S.A. – Brazil, Bolsa, Balcão (“B3”) and with American Depositary Receipts (“ADRs”) traded on the New York Stock Exchange - New York Stock Exchange (“NYSE”). Starting to be traded with the codes TIMS3 on B3 and TIMB on the NYSE.